RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTION AND BALANCE WITH RELATED PARTIES

	Year ended December 31
	2022	2021
	U.S. Dollars in thousands

Research and development expenses:
Directors compensation and fees to officers	105	74
	105	74

General and administrative expenses:
Directors compensation and fees to officers (*)	2,184	919
(*) Share based compensation	702	404

Financing expenses, net:
Financial expenses related to convertible loan	637	1,129
Interest on loan	2	-*

(*)	Less than 1 thousand

B.	Balances with related parties:

	As of December 31,
	2022	2021
	U.S. Dollars in thousands

Current Assets:
Short term loan granted to others	-	15

Current Liabilities:
Short term loan	82	-
Convertible notes	-	1,431
Accounts payable	120	20
Accrued compensation	1,384	838

Non-current Liabilities:
Convertible notes	1,814	-